Significant Accounting Policies - Schedule of Basic and Diluted Net Income (loss) Per Share of Ordinary Share (Detail) - USD ($)		3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Basic and diluted net income (loss) per share
Allocation of net income (loss)		$ 1,486,239	$ (215,594)	$ 1,703,469	$ 3,724,637	$ 1,547,322	$ 2,933,509
Weighted-average shares outstanding, basic	9,855,829	9,855,829	22,500,000	16,247,388	22,500,000	14,531,250	22,500,000
Weighted-average shares outstanding, diluted		9,855,829	22,500,000	16,247,388	22,500,000	14,531,250	22,500,000
Basic net income (loss) per share		$ 0.15	$ (0.01)	$ 0.1	$ 0.17	$ 0.11	$ 0.13
Diluted net income (loss) per share		$ 0.15	$ (0.01)	$ 0.1	$ 0.17	$ 0.11	$ 0.13
Common Class B [Member]
Basic and diluted net income (loss) per share
Allocation of net income (loss)		$ 151	$ (53,899)	$ 298,171	$ 931,159	$ 598,963	$ 733,377
Weighted-average shares outstanding, basic	1,000	1,000	5,625,000	2,843,901	5,625,000	5,625,000	5,625,000
Weighted-average shares outstanding, diluted		1,000	5,625,000	2,843,901	5,625,000	5,625,000	5,625,000
Basic net income (loss) per share		$ 0.15	$ (0.01)	$ 0.1	$ 0.17	$ 0.11	$ 0.13
Diluted net income (loss) per share		$ 0.15	$ (0.01)	$ 0.1	$ 0.17	$ 0.11	$ 0.13